UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
 Washington, D.C. 20549
FORM N-Q
CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-22507

Leeward Investment Trust
 (Exact name of registrant as specified in charter)

116 South Franklin Street, Post Office Box 69, Rocky Mount, North Carolina  27802
(Address of principal executive offices)                      (Zip code)

Paracorp Inc.
2140 South Dupont Hwy., Camden, DE  19934
 (Name and address of agent for service)

Registrant's telephone number, including area code: 252-972-9922

Date of fiscal year end: June 30

Date of reporting period: February 28, 2018

Ultra Short Prime Fund

Schedule of Investments
(Unaudited)

As of March 31, 2018
	Principal	Interest Rate	Maturity Date	Value (Note 1)

CERTIFICATES OF DEPOSIT - 14.83%
Barclays Bank of New York	$250,000	1.990%	8/1/2018	$250,070
Citibank N.A.	250,000	1.660%	4/2/2018	250,001
Citibank N.A.	500,000	1.870%	7/16/2018	500,274
Nordea Bank AB	500,000	1.910%	7/27/2018	500,137
Royal Bank of Canada	250,000	2.012%	4/26/2018	250,002
Royal Bank of Canada	500,000	1.910%	7/11/2018	500,000
Standard Chartered Bank - New York	500,000	1.510%	4/9/2018	499,955
Standard Chartered Bank - New York	300,000	1.570%	4/20/2018	299,923
Toronto Dominion Bank	500,000	1.867%	5/3/2018	499,973
Wells Fargo Bank National Assoc.	750,000	1.940%	5/10/2018	750,030
Total Certificates of Deposit (Cost $3,800,410)				3,800,410
COMMERCIAL PAPER - 62.89%
Abbey National Treasury Service	500,000	0.000%	4/2/2018	499,929
Alberta Providence Canada	550,000	0.000%	4/4/2018	549,869
ANZ New Zealand International Ltd.	320,000	0.000%	5/23/2018	319,136
Australia and New Zealand Banking Group	250,000	1.856%	9/5/2018	249,916
Bank of Nova Scotia	465,000	1.845%	4/11/2018	464,999
Bank of Nova Scotia	250,000	0.000%	4/27/2018	249,650
Bank Tokyo-Mitsubishi Ltd.	250,000	0.000%	4/30/2018	249,617
BNP Paribas	500,000	0.000%	5/14/2018	498,812
BPCE SA	500,000	0.000%	5/10/2018	498,861
Canadian Imperial Bank	250,000	0.000%	6/4/2018	248,992
Credit Agricole CIB-New York Branch	675,000	0.000%	4/3/2018	674,850
Credit Suisse First Boston	250,000	0.000%	6/26/2018	248,802
Credit Suisse First Boston	500,000	0.000%	7/12/2018	497,284
Danske Corp.	750,000	0.000%	4/13/2018	749,494
DnB Bank ASA	300,000	0.000%	6/4/2018	298,845
DnB Bank ASA	350,000	0.000%	6/15/2018	348,578
ING US Funding LLC	700,000	1.960%	5/11/2018	700,016
JPMorgan Securities LLC	715,000	0.000%	7/2/2018	711,210
KFW Group	300,000	0.000%	5/11/2018	299,307
Mitsubishi UFJ Trust and Banking	500,000	0.000%	4/2/2018	499,922
N.V. Bank Nederlandse Gemeenten	750,000	0.000%	4/3/2018	749,836
National Australia Banking Corp.	700,000	0.000%	5/24/2018	698,054
National Bank of Canada - New York Branch	780,000	0.000%	4/20/2018	779,193
NRW Bank	250,000	0.000%	4/25/2018	249,657
NRW Bank	480,000	0.000%	7/30/2018	476,503
Ontario Teachers Finance Trust	600,000	0.000%	5/18/2018	598,514
PSP Capital, Inc.	300,000	0.000%	4/26/2018	299,609
Skandinaviska Enskilda Banken A	490,000	0.000%	7/18/2018	487,050
Societe Generale North America	425,000	0.000%	5/31/2018	423,390
Societe Generale North America	325,000	0.000%	6/6/2018	323,803
Swedish Export Credit Corp.	500,000	0.000%	8/1/2018	496,659
Toyota Motor Corp.	500,000	0.000%	5/1/2018	499,342
United Overseas Bank Limited	430,000	0.000%	5/3/2018	429,261
United Overseas Bank Limited	250,000	0.000%	5/21/2018	249,339
Total Commerical Paper (Cost $16,118,254)				16,118,254
				(Continued)

Ultra Short Prime Fund

Schedule of Investments - Continued
(Unaudited)

As of March 31, 2018
	Principal	Interest Rate	Maturity Date	Value (Note 1)

CORPORATE BONDS - 5.33%
Bank of Montreal	$500,000	1.400%	4/10/2018	$499,945
Chubb Corp.	215,000	5.750%	5/15/2018	216,116
HSBC Bank PLC	650,000	1.500%	5/15/2018	649,718
Total Corporate Bonds (Cost $1,365,779)				1,365,779

FEDERAL AGENCY OBLIGATIONS - 8.22%
Federal Home Loan Bank Discount Note	760,000	0.000%	4/4/2018	759,819
Federal Home Loan Bank Discount Note	284,000	0.000%	4/11/2018	283,837
Federal Home Loan Bank Discount Note	1,063,000	0.000%	4/13/2018	1,062,293

Total Federal Agency Obligations (Cost $2,105,949)				2,105,949

SUPRANATIONAL AGENCY OBLIGATION - 0.64%
International Bank for Reconstruction
& Development	163,000	1.375%	4/10/2018	163,007

Total Supranational Agency Obligations (Cost $163,007)				163,007

U.S. TREASURY BILLS - 7.72%
U.S. Treasury Bill	510,000	0.000%	4/5/2018	509,860
U.S. Treasury Bill	1,470,000	0.000%	4/19/2018	1,468,649

Total U.S. Treasury Bills (Cost $1,978,509)				1,978,509

SHORT-TERM INVESTMENT - 0.38%			Shares
§	BlackRock Liquidity Funds T-Fund Portfolio, 1.38%		97,819	97,819

Total Short-Term Investment (Cost $97,819)				97,819

Total Value of Investments (Cost $25,629,727) - 100.01%				$25,629,727

Liabilities in Excess of Other Assets - (0.01)%				(2,676)

Net Assets - 100%				$25,627,051

§	Represents 7 day effective yield as of March 31, 2018

The following acronyms or abbreviations are used in this portfolio:
LLC - Limited Liability Company
PLC - Public Limited Company

(a)
Aggregate cost for financial reporting and federal income tax purposes is the same.  Unrealized appreciation (depreciation) of investments for financial reporting and federal income tax purposes is as follows:

Aggregate gross unrealized appreciation				$-
Aggregate gross unrealized depreciation				-

Net unrealized depreciation				$-

Ultra Short Prime Fund

Schedule of Investments - Continued
(Unaudited)

As of March 31, 2018

Summary of Investments	% of Net
	Assets	Value
Certificates of Deposit	14.83%	$3,800,410
Commercial Paper	62.89%	16,118,254
Corporate Bonds	5.33%	1,365,779
Federal Agency Obligations	8.22%	2,105,949
Supranational Agency Obligation	0.64%	163,007
U.S. Treasury Bills	7.72%	1,978,509
Short-Term Investment	0.38%	97,819
Liabilities in Excess of Other Assets	-0.01%	(2,676)
Total Net Assets	100.00%	$25,627,051

			(Continued)

Ultra Short Prime Fund

Schedule of Investments - Continued
(Unaudited)

As of March 31, 2018

Note 1 - Investment Valuation

The Fund's investments in securities are carried at value.  Securities listed on an exchange or quoted on a national market system are valued at the last sales price as of 4:00 p.m. Eastern Time.  Securities traded in the NASDAQ over-the-counter market are generally valued at the NASDAQ Official Closing Price.  Other securities traded in the over-the-counter market and listed securities for which no sale was reported on that date are valued at the most recent bid price. Securities and assets for which representative market quotations are not readily available or which cannot be accurately valued using the Fund's normal pricing procedures are valued at fair value as determined in good faith under policies approved by the Trustees.

Fair value pricing  may be used, for  example,  in situations  where (i) a portfolio security is so thinly traded that there have been no transactions for that security over an extended period of time; (ii) the exchange on which the portfolio security is principally traded closes early; or (iii) trading of the portfolio security is halted during the day and does not resume prior to the Fund's net asset value calculation.  A portfolio security's "fair value" price may differ from the price next available for that portfolio security using the Fund's normal pricing procedures.  Instruments with maturities of 60 days or less are valued at amortized cost, which approximates market value.

The Fund has adopted ASC Topic 820, Fair Value Measurements. ASC Topic 820 defines fair value, establishes a frame work for measuring fair value and expands disclosure about fair value measurements.

Various inputs are used in determining the value of the Fund's investments.  These inputs are summarized in the three broad levels listed below:
Level 1: quoted prices in active markets for identical securities
Level 2: other significant observable inputs (including quoted prices for similar securities, interest rates, credit risk, etc.)
Level 3: significant unobservable inputs (including the Fund's own assumptions in determining fair value of investments)

The Fund has adopted FASB guidance updating ASC Topic 820 titled, "Determining Fair Value When the Volume and Level of Activity for the Asset or Liability have Significantly Decreased and Identifying Transactions that are not Orderly" which provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or liability, when a transaction that is not orderly, and how that information must be incorporated into fair value measurement.  The guidance emphasizes that even if there has been a significant decrease in volume and level of activity for an asset or liability and regardless of the valuation techniques used, the objective of a fair value measurement remains the same.

An investment asset's or liability's level within the fair value hierarchy is based on the lowest level input, individually or in aggregate, that is significant to fair value measurement.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The following is a summary of the inputs used in valuing the Fund's assets:

Assets	Total	Level 1	Level 2	Level 3
Certificates of Deposit	$3,800,410	$-	$3,800,410	$-
Commercial Paper	16,118,254	-	16,118,254	-
Corporate Bonds	1,365,779	-	1,365,779	-
Federal Agency Obligations	2,105,949	-	2,105,949	-
Supranational Agency Obligation	163,007	-	163,007	-
U.S. Treasury Bills	1,978,509	-	1,978,509	-
Short-Term Investment	97,819	97,819	-	-
Total Assets	$25,629,727	$97,819	$25,531,908	$-

ITEM 2.  CONTROLS AND PROCEDURES
(a)
The Principal Executive Officer and Principal Financial Officer have concluded that the registrant's disclosure controls and procedures are effective based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the Investment Company Act of 1940 and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 as of a date within 90 days of the filing of this report.

(b)
There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3.  EXHIBITS

Certifications required pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 are filed herewith as Exhibit A.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

LEEWARD INVESTMENT TRUST

/s/ Katherine M. Honey
Date: May 17, 2018	Katherine M. Honey President and Principal Executive Officer

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Katherine M. Honey
Date: May 17, 2018	Katherine M. Honey President and Principal Executive Officer

/s/ Ashley E. Harris
Date: May 17, 2018	Ashley E. Harris Treasurer and Principal Financial Officer